Note 13 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Fair Value, off-Balance-Sheet Risks [Table Text Block]
	(in thousands)
	Contract amount
	2022	2021
Commitments to extend credit	$204,919	$198,423
Letters of credit	$319	$258